                                                               File No. 33-23166
                                                                       811-05624
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------
                                    FORM N-1A
                      REGISTRATION STATEMENT (NO. 33-23166)
                                      UNDER

                           THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 37
                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 38

                                 --------------

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
               (Exact Name of Registrant as Specified in Charter)
             1221 Avenue of the Americas, New York, New York  10020
                     (Address of Principal Executive Office)
                  Registrant's Telephone Number (800) 548-7786

                         Harold J. Schaaff, Jr., Esquire
                      Morgan Stanley Asset Management Inc.
             1221 Avenue of the Americas, New York, New York  10020
                     (Name and Address of Agent for Service)

                                 --------------

                                   COPIES TO:
            Michael F. Klein                        Richard W. Grant, Esquire
Morgan Stanley Asset Management Inc.            Morgan, Lewis & Bockius LLP
       1221 Avenue of the Americas                  2000 One Logan Square
          New York, NY 10020                          Philadelphia, PA 19103

                                 --------------

          IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
              (CHECK APPROPRIATE BOX)

          /X/ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485 / / ON ________________ PURSUANT TO PARAGRAPH (b) OF RULE 485
          / /  60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485
          / /  75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485
          / /  ON _______________ PURSUANT TO PARAGRAPH (a) OF RULE 485

                               ------------------

     Registrant has elected to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant filed its Rule 24f-2 notice for the period ended December 31, 1996 on February 21, 1997.

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--------------------------------------------------------------------------------

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
                              CROSS REFERENCE SHEET

PART A -INFORMATION REQUIRED IN A PROSPECTUS

 Form N-1A     Location in Prospectus for the European Real Estate,
Item Number    Asian Real Estate and U.S. Real Estate Portfolios
-----------    ---------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses

Item 3.   Condensed Financial Information -- Financial Highlights

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *

------------------------
*      Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is not contained in the 1996 Annual Report to Shareholders with respect to the European Real Estate and Asian Real Estate Portfolios as they had not yet commenced operations as of the date of the Annual Report. Information required by Item 5A for the aforementioned portfolios will be contained in the next Report to Shareholders following commencement of operations.

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
                              CROSS REFERENCE SHEET

PART A -INFORMATION REQUIRED IN A PROSPECTUS


 Form N-1A     Location in Prospectus for the Asian Equity
Item Number    and Japanese Equity Portfolios
-----------    ---------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses

Item 3.   Condensed Financial Information -- Financial Highlights

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *

------------------------
*      Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is contained in the 1996 Annual Report to Shareholders.

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
                              CROSS REFERENCE SHEET

PART A -INFORMATION REQUIRED IN A PROSPECTUS


 Form N-1A     Location in Prospectus for the Global Equity, International
Item Number    Equity, International Small Cap and European Equity Portfolios
-----------    --------------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses

Item 3.   Condensed Financial Information -- Financial Highlights

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *

------------------------
*      Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is contained in the 1996 Annual Report to Shareholders.

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
                              CROSS REFERENCE SHEET

PART A -INFORMATION REQUIRED IN A PROSPECTUS


 Form N-1A
Item Number    Location in Prospectus for the U.S. Equity Plus Portfolio
-----------    ---------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses (Estimated)

Item 3.   Condensed Financial Information -- *

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *

------------------------
*      Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is not contained in the 1996 Annual Report to Shareholders as it had not yet commenced operations as of the date of the Annual Report. Information required by Item 5A for the aforementioned portfolio will be contained in the next Report to Shareholders following commencement of operations.

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
                              CROSS REFERENCE SHEET

PART A -INFORMATION REQUIRED IN A PROSPECTUS


 Form N-1A     Location in Prospectus for the Emerging Markets, Emerging
Item Number    Markets Debt and Latin American Portfolios
-----------    ---------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses

Item 3.   Condensed Financial Information -- Financial Highlights

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *

------------------------
*      Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is contained in the 1996 Annual Report to Shareholders.

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
                              CROSS REFERENCE SHEET

PART A -INFORMATION REQUIRED IN A PROSPECTUS


 Form N-1A     Location in Prospectus for the Equity Growth, Emerging Growth
Item Number    and Aggressive Equity Portfolios
-----------    ---------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses

Item 3.   Condensed Financial Information -- Financial Highlights

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *

------------------------
*      Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is contained in the 1996 Annual Report to Shareholders.

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
                              CROSS REFERENCE SHEET

PART A -INFORMATION REQUIRED IN A PROSPECTUS


 Form N-1A
Item Number    Location in Prospectus for the Technology Portfolio
-----------    ---------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses

Item 3.   Condensed Financial Information -- Financial Highlights

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *

------------------------
*      Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is contained in the 1996 Annual Report to Shareholders.

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
                              CROSS REFERENCE SHEET

PART A -INFORMATION REQUIRED IN A PROSPECTUS


               Location in Prospectus for the Fixed Income, Municipal
 Form N-1A     Bond, Mortgage-Backed Securities, Money Market and Municipal
Item Number    Money Market Portfolios
-----------    ---------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses

Item 3.   Condensed Financial Information -- Financial Highlights

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *

------------------------
*      Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is not contained in the 1996 Annual Report to Shareholders with respect to the Mortgage-Backed Securities Portfolio as it had not yet commenced operations as of the date of the Annual Report. Information required by Item 5A for the aforementioned portfolio will be contained in the next Report to Shareholders following commencement of operations.

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
                              CROSS REFERENCE SHEET

PART A -INFORMATION REQUIRED IN A PROSPECTUS


 Form N-1A
Item Number    Location in Prospectus for the International Magnum Portfolio
-----------    --------------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses

Item 3.   Condensed Financial Information -- Financial Highlights

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *

------------------------
*      Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is contained in the 1996 Annual Report to Shareholders.

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
                              CROSS REFERENCE SHEET

PART A -INFORMATION REQUIRED IN A PROSPECTUS


 Form N-1A
Item Number    Location in Prospectus for the Gold Portfolio
-----------    ---------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses

Item 3.   Condensed Financial Information -- Financial Highlights

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *

------------------------
*      Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is contained in the 1996 Annual Report to Shareholders.

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
                              CROSS REFERENCE SHEET

PART A -INFORMATION REQUIRED IN A PROSPECTUS


 Form N-1A     Location in Prospectus for the Small Cap Value Equity, Value
Item Number    Equity, Balanced, Global Fixed Income and High Yield Portfolios
-----------    ---------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses

Item 3.   Condensed Financial Information -- Financial Highlights

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *

------------------------
*      Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is contained in the 1996 Annual Report to Shareholders.

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
                              CROSS REFERENCE SHEET

PART A -INFORMATION REQUIRED IN A PROSPECTUS


 Form N-1A     Location in Prospectus for the Active Country Allocation
Item Number    Portfolio
-----------    ---------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses

Item 3.   Condensed Financial Information -- Financial Highlights

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *

------------------------
*      Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is contained in the 1996 Annual Report to Shareholders.

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
                              CROSS REFERENCE SHEET

PART A -INFORMATION REQUIRED IN A PROSPECTUS


 Form N-1A
Item Number    Location in Prospectus for the China Growth Portfolio
-----------    ---------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses (Estimated)

Item 3.   Condensed Financial Information -- *

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *

------------------------
*      Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is not contained in the 1996 Annual Report to Shareholders as it had not yet commenced operations as of the date of the Annual Report. Information required by Item 5A for the aforementioned portfolio will be contained in the next Report to Shareholders following commencement of operations.

PART B -       INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION


               Location in Statement of Additional Information for the
               European Real Estate, Asian Real Estate, U.S. Real Estate,
               Asian Equity, Japanese Equity, Emerging Markets, Emerging
               Markets Debt, Latin American, Global Equity, International
               Equity, International Small Cap, European Equity, U.S. Equity
               Plus, International Magnum, Fixed Income, Municipal Bond,
               Mortgage-Backed Securities, Money Market, Municipal Money
               Market, Equity Growth, Emerging Growth, MicroCap, Aggressive
               Equity, Small Cap Value Equity, Value Equity, Balanced,
 Form N-1A     Global Fixed Income, High Yield, Active Country Allocation,
Item Number    Technology, Gold and China Growth Portfolios

-----------    -----------------------------------------------------------------

Item 10.  Cover Page -- Cover Page

Item 11.  Table of Contents -- Cover Page

Item 12.  General Information and History -- *

Item 13. Investment Objective and Policies -- Investment Objectives and Policies; Investment Limitations

Item 14.  Management of the Fund -- Management of the Fund

Item 15. Control Persons and Principal Holders of Securities -- Management of the Fund; General Information

Item 16.  Investment Advisory and Other Services -- Management of the Fund


Item 17.  Brokerage Allocation -- *

Item 18.  Capital Stock and Other Securities -- General Information

Item 19. Purchase, Redemption and Pricing of Securities Being Offered -- Purchase of Shares; Redemption of Shares; Net Asset Value; General Information

Item 20. Tax Status -- Federal Tax Treatment of Forward Currency and Futures Contracts

Item 21.  Underwriters -- *

Item 22.  Calculation of Performance Data -- Performance Information

Item 23.  Financial Statements -- Financial Statements

------------------------
*    Omitted since the answer is negative or the Item is not applicable.

     The Prospectus for the Global Equity, International Equity, International Small Cap and European Equity Portfolios, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997, and in final form under Rule 497(e) on September 26, 1997, is hereby incorporated by reference as if set forth in full herein.


     The Prospectus for the Asian Equity and Japanese Equity Portfolios, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997, and in final form under Rule 497(e) on September 26, 1997, is hereby incorporated by reference as if set forth in full herein.


     The Prospectus for the Emerging Markets, Emerging Markets Debt and Latin American Portfolios, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997, and in final form under Rule 497(e) on September 26, 1997, is hereby incorporated by reference as if set forth in full herein.


     The Prospectus for the China Growth Portfolio, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997, and in final form under Rule 497(c) on May 2, 1997, is hereby incorporated by reference as if set forth in full herein.


     The Prospectus for the Equity Growth, Emerging Growth, MicroCap and Aggressive Equity Portfolios, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997, and in final form under Rule 497(c) on May 2, 1997, is hereby incorporated by reference as if set forth in full herein.


     The Prospectus for the U.S. Real Estate Portfolio, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997, and in final form under Rule 497(e) on October 6, 1997, is hereby incorporated by reference as if set forth in full herein.


     The Prospectus for the Technology Portfolio, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997, and in final form under Rule 497(c) on May 2, 1997, is hereby incorporated by reference as if set forth in full herein.


     The Prospectus for the Fixed Income, Municipal Bond, Mortgage-Backed Securities, Money Market and Municipal Money Market Portfolios, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997, and in final form under Rule 497(c) on May 2, 1997, is hereby incorporated by reference as if set forth in full herein.


     The Prospectus for the International Magnum Portfolio, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997, and in final form under Rule 497(c) on May 2, 1997, is hereby incorporated by reference as if set forth in full herein.


     The Prospectus for the Gold Portfolio, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997, and in final form under Rule 497(c) on May 2, 1997, is hereby incorporated by reference as if set forth in full herein.


     The Prospectus for the Small Cap Value Equity, Value Equity, Balanced, Global Fixed Income and High Yield Portfolios, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997, and in final form under Rule 497(c) on May 2, 1997, is hereby incorporated by reference as if set forth in full herein.


     The Prospectus for the Active Country Allocation Portfolio, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997, and in final form under Rule 497(c) on May 2, 1997, is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the U.S. Equity Plus Portfolio (the "Portfolio"), included as part of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc.
(File No. 33-23166) filed with the Securities and Exchange Commission on
May 7, 1997, and in final form under Rule 497(c) on July 31, 1997, is hereby incorporated by reference as if set forth in full herein. The Prospectus is supplemented by Financial Highlights as of December 31, 1997 with respect to the Portfolio and is filed herein to comply with the Fund's undertaking to file a post-effective amendment with the Financial Statements of the Portfolio which need not be certified within four to six months of the Portfolio's effective date or commencement of operations, whichever is later.

                          SUPPLEMENT DATED JANUARY 30, 1998
                        TO THE PROSPECTUS DATED JULY 21, 1997

                              U.S. EQUITY PLUS PORTFOLIO

                                   A PORTFOLIO OF

                 MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                                    P.O. BOX 2798
                                BOSTON, MASSACHUSETTS
                                      02208-2798

                                     -------------

     The Prospectus is hereby supplemented as follows:

     The following table provides unaudited financial highlights for the U.S. Equity Plus Portfolio for the period from August 1, 1997 to December 31, 1997. These unaudited financial highlights are part of the Fund's unaudited financial statements which are included in the Fund's current Statement of Additional Information.


                                                                     CLASS A                      CLASS B
                                                             -----------------------------------------------------
                                                                   PERIOD FROM                  PERIOD FROM
                                                                 AUGUST 1, 1997*               AUGUST 1,1997*
                                                             TO DECEMBER 31, 1997+         TO DECEMBER 31, 1997+
SELECTED PER SHARE DATA AND RATIOS                                  (UNAUDITED)                  (UNAUDITED)
                                                             -----------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $10.00                         $10.00
                                                             -----------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income (1)                                                 0.06                           0.02
     Net Realized and Unrealized Gain on Investments                           0.33                           0.37
                                                             -----------------------------------------------------
          Total from Investment Operations                                     0.39                           0.39
                                                             -----------------------------------------------------
                                                             -----------------------------------------------------
DISTRIBUTIONS
     Net Investment Income                                                   (0.05)                         (0.05)
     Net Realized Gain                                                       (0.03)                         (0.03)
                                                             -----------------------------------------------------
          Total Distributions                                                (0.08)                         (0.08)
                                                             -----------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                               $10.31                         $10.31
                                                             -----------------------------------------------------
                                                             -----------------------------------------------------
TOTAL RETURN                                                                  3.94%                          3.93%
                                                             -----------------------------------------------------
                                                             -----------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                       $20,914                           $102
Ratio of Expenses to Average Net Assets (1)                                 0.80%**                        1.05%**
Ratio of Net Investment Income to Average Net Assets (1)                    1.32%**                        0.48%**
Portfolio Turnover Rate                                                         15%                            15%
Average Commission Rate Per Share                                           $0.0300                        $0.0300
------------------------------------------------------------------------------------------------------------------
(1)  EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE PERIOD:
          Per share benefit to net investment income                          $0.07                          $0.03
     RATIOS BEFORE EXPENSE LIMITATION:
          Expenses to Average Net Assets                                    2.37%**                        1.85%**
          Net Investment Loss to Average Net Assets                       (0.25)%**                      (0.32)%**
------------------------------------------------------------------------------------------------------------------


*    Commencement of Operations
**   Annualized
+ Per share amounts for the period ended December 31, 1997 are based on average outstanding shares.

                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

The Prospectus for the European Real Estate and Asian Real Estate Portfolios (the "Portfolios"), included as part of Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on
June 23, 1997, and in final form under Rule 497(e) on October 6, 1997, is hereby incorporated by reference as if set forth in full herein. The Prospectus is supplemented by Financial Highlights as of December 31, 1997 with respect to the Portfolios and is filed herein to comply with the Fund's undertaking to file a post-effective amendment with the Financial Statements of the Portfolios which need not be certified within four to six months of the Portfolios effective date or commencement of operations, whichever is later.

                          SUPPLEMENT DATED JANUARY 30, 1998
                       TO THE PROSPECTUS DATED OCTOBER 1, 1997

                            EUROPEAN REAL ESTATE PORTFOLIO
                             ASIAN REAL ESTATE PORTFOLIO
                              U.S. REAL ESTATE PORTFOLIO

                                    PORTFOLIOS OF

                 MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                                    P.O. BOX 2798
                                 BOSTON, MASSACHUSETTS
                                      02208-2798

                               -----------------------

     The Prospectus is hereby supplemented as follows: The following paragraph and table are added under the heading "FINANCIAL HIGHLIGHTS" on page 4 of the Prospectus:

     The following table provides unaudited financial highlights for the European Real Estate and Asian Real Estate Portfolios for the period from October 1, 1997 to December 31, 1997. These unaudited financial highlights are part of the Fund's unaudited financial statements which are included in the Fund's current Statement of Additional Information.

                            EUROPEAN REAL ESTATE PORTFOLIO


                                                                      CLASS A                      CLASS B
                                                              ----------------------------------------------------
                                                                    PERIOD FROM                  PERIOD FROM
                                                                 OCTOBER 1,1997*               OCTOBER 1,1997*
                                                              TO DECEMBER 31, 1997         TO DECEMBER 31, 1997
                                                                    (UNAUDITED)                  (UNAUDITED)
SELECTED PER SHARE DATA AND RATIOS                            ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $10.00                         $10.00
                                                              ----------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income (1)                                                 0.05                           0.02
     Net Realized and Unrealized Loss on Investments                         (0.52)                         (0.50)
                                                              ----------------------------------------------------

          Total from Investment Operations                                   (0.47)                         (0.48)
                                                              ----------------------------------------------------
                                                              ----------------------------------------------------
DISTRIBUTIONS
     Net Investment Income                                                   (0.01)                            N/A
                                                              ----------------------------------------------------
          Total Distributions                                                (0.01)                            N/A
                                                              ----------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                $9.52                          $9.52
                                                              ----------------------------------------------------
                                                              ----------------------------------------------------
TOTAL RETURN                                                                (4.72)%                        (4.76)%
                                                              ----------------------------------------------------
                                                              ----------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                       $15,177                           $789
Ratio of Expenses to Average Net Assets (1)                                 1.00%**                        1.25%**
Ratio of Net Investment Income to Average Net Assets (1)                    2.08%**                        1.51%**
Portfolio Turnover Rate                                                         47%                            47%
Average Commission Rate:
     Per Share                                                              $0.0155                        $0.0155
     As a percentage of trade amount                                          0.23%                          0.23%
------------------------------------------------------------------------------------------------------------------
(1)  EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE PERIOD:
          Per share benefit to net investment income                          $0.05                          $0.03
     RATIOS BEFORE EXPENSE LIMITATION:
          Expenses to Average Net Assets                                    3.04%**                        3.40%**
          Net Investment Income (Loss) to Average Net Assets                0.04%**                      (0.63)%**
------------------------------------------------------------------------------------------------------------------


*    Commencement of Operations
**   Annualized

                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                          ASIAN REAL ESTATE PORTFOLIO


                                                               CLASS A
                                                          -----------------
                                                                PERIOD FROM
                                                                 OCTOBER 1,
                                                                   1997* TO
                                                               DECEMBER 31,
                                                                       1997
                                                                (UNAUDITED)
                                                          -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $10.00
                                                          -----------------
INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income (1)                                         0.11
     Net Realized and Unrealized Loss on Investments                  (2.10)
                                                          -----------------
          Total from Investment Operations                            (1.99)
                                                          -----------------
DISTRIBUTIONS
     Net Investment Income                                            (0.07)
                                                          -----------------
          Total Distributions                                         (0.07)
                                                          -----------------

NET ASSET VALUE, END OF PERIOD                                        $7.94
                                                          -----------------
                                                          -----------------
TOTAL RETURN                                                         (19.92)%
                                                          -----------------
                                                          -----------------

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                $2,385
Ratio of Expenses to Average Net Assets (1)                            1.00%**
Ratio of Net Investment Income to Average Net Assets (1)               5.21%**
Portfolio Turnover Rate                                                  38%
Average Commission Rate:
     Per Share                                                      $0.0061
     As a Percentage of Trade Amount                                   0.43%
--------------------------------------------------------------
(1)  EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE PERIOD:
          Per share benefit to net investment income                  $0.25
     RATIOS BEFORE EXPENSE LIMITATION:
          Expenses to Average Net Assets                              12.95%**
          Net Investment Loss to Average Net Assets                   (6.66)%**
---------------------------------------------------------------------------
*    Commencement of Operations
**   Annualized


                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

     The Statement of Additional Information for the European Real Estate, Asian Real Estate, U.S. Real Estate, Asian Equity, Japanese Equity, Emerging Markets, Emerging Markets Debt, Latin American, Global Equity, International Equity, International Small Cap, European Equity, U.S. Equity Plus, International Magnum, Fixed Income, Municipal Bond, Mortgage-Backed Securities, Money Market, Municipal Money Market, Equity Growth, Emerging Growth, MicroCap, Aggressive Equity, Small Cap Value Equity, Value Equity, Balanced, Global Fixed Income, High Yield, Active Country Allocation, Technology, Gold and China Growth Portfolios, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997, and in final form under Rule 497(c) on September 26, 1997, is hereby incorporated by reference as if set forth in full herein. Included herewith as part of such Statement of Additional Information are the Fund's unaudited financial statements and notes thereon for the period ended December 31, 1997 for the U.S. Equity Plus, European Real Estate and Asian Real Estate Portfolios.

               SUPPLEMENT DATED JANUARY 30, 1998 TO THE
         STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997
              AS SUPPLEMENTED THROUGH SEPTEMBER 26, 1997

                           PORTFOLIOS OF

          MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                           P.O. BOX 2798
                       BOSTON, MASSACHUSETTS
                            02208-2798

                      -----------------------

     The Fund's Statement of Additional Information is hereby amended and supplemented by the following financial statements for the U.S. Equity Plus, European Real Estate and Asian Real Estate Portfolios for the period ended December 31, 1997.

          PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

     MORGAN STANLEY
     INSTITUTIONAL FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

U.S. EQUITY PLUS PORTFOLIO
--------------------------------------------------------------------------------
                                                                           VALUE
       SHARES                                                              (000)
--------------------------------------------------------------------------------
COMMON STOCKS   (97.4%)
      CAPITAL GOODS-CONSTRUCTION   (5.2%)
       AEROSPACE & DEFENSE  (1.8%)
       1,200 Boeing Co.                                               $      59
       1,100 EG&G Inc.                                                       23
         100 General Dynamics Corp.                                           9
       1,100 Goodrich (BF) Co.                                               46
         600 Lockheed Martin Corp.                                           59
         500 Northrop Grumman Corp.                                          57
          96 Raytheon Co., Class A                                            5
       1,100 Raytheon Co., Class B                                           56
         800 United Technologies Corp.                                       58
                                                                      ---------
                                                                            372
                                                                      ---------
      BUILDING & CONSTRUCTION  (0.8%)
       2,400 Armstrong World Industries, Inc.                               179
                                                                      ---------
      ELECTRICAL EQUIPMENT  (0.0%)
         100 Cooper Industries, Inc.                                          5
                                                                      ---------
      MACHINERY  (2.6%)
         600 Briggs & Stratton Corp.                                         29
       2,700 Caterpillar, Inc.                                              131
         600 Cincinnati Milacron, Inc.                                       16
         400 Cummins Engine Co., Inc.                                        23
       2,500 Deere & Co.                                                    146
       4,200 Dresser Industries, Inc.                                       176
         450 Parker-Hannifin Corp.                                           21
                                                                      ---------
                                                                            542
                                                                      ---------

      TOTAL CAPITAL GOODS-CONSTRUCTION                                    1,098
                                                                      ---------

      CONSUMER-CYCLICAL   (10.2%)
       AUTOMOTIVE  (2.2%)
       2,600 Chrysler Corp.                                                  91
         200 Dana Corp.                                                      10
       4,300 Ford Motor Co.                                                 209
       1,500 General Motors Corp.                                            91
       1,100 Goodyear Tire & Rubber Co.                                      70
          66 Meritor Automotive, Inc.                                         1
                                                                      ---------
                                                                            472
                                                                      ---------
       FOOD SERVICE & LODGING  (0.2%)
        1,200 Hilton Hotels Corp.                                            36
                                                                      ---------

       HOUSEHOLD FURNISHINGS & APPLIANCES  (0.2%)
         600 Maytag Corp.                                                    22
         400 Springs Industries, Inc., Class A                               21
         100 Tupperware Corp.                                                 3
                                                                      ---------
                                                                             46
                                                                      ---------
       LEISURE RELATED  (0.1%)
         200 The Walt Disney Co.                                      $      20
                                                                      ---------


      The accompanying notes are an integral part of the financial statements.

       PRINTING & PUBLISHING  (1.2%)
          800 American Greetings Corp., Class A                              31
        3,000 Gannett Co., Inc.                                             185
          400 New York Times Co., Class A                                    26
                                                                      ---------
                                                                            242
                                                                      ---------
       RETAIL-GENERAL  (6.3%)
       2,000 American Stores Co.                                             41
       4,100 Dayton Hudson Corp.                                            277
         900 Gap, Inc.                                                       32
         700 Harcourt General, Inc.                                          38
       1,500 Home Depot, Inc.                                                88
         300 Longs Drug Stores, Inc.                                         10
       1,500 May Department Stores, Co.                                      79
       1,400 Mercantile Stores Co.                                           85
         400 Pep Boys-Manny, Moe & Jack                                      10
         800 Rite Aid Corp.                                                  47
       3,000 Sears Roebuck & Co.                                            136
       2,800 SUPERVALU, Inc.                                                117
       4,000 TJX Companies, Inc.                                            138
       6,000 Wal-Mart Stores, Inc.                                          237
                                                                      ---------
                                                                          1,335
                                                                      ---------
      TOTAL CONSUME-CYCLICAL                                              2,151
                                                                      ---------

      CONSUMER-STAPLES   (21.9%)
       BEVERAGES & TOBACCO  (6.2%)
       1,200 Brown-Forman Corp., Class B                                     66
       7,200 Coca Cola Co.                                                  480
         700 Coors (Adolph), Inc., Class B                                   23
         900 Fortune Brands, Inc.                                            33
       3,000 Great Atlantic & Pacific Tea Co., Inc.                          89
      10,400 Philip Morris Cos., Inc.                                       471
       3,800 UST, Inc.                                                      140
                                                                      ---------
                                                                          1,302
                                                                      ---------
       FOOD  (3.0%)
         300 Campbell Soup Co.                                               17
         800 ConAgra, Inc.                                                   26
         100 CPC International, Inc.                                         11
      10,100 Sara Lee Corp.                                                 569
                                                                      ---------
                                                                            623
                                                                      ---------
       HEALTH CARE SUPPLIES & SERVICE  (10.4%)
         100 Abbott Laboratories                                              7
       3,900 American Home Products Corp.                                   298
       1,200 Baxter International, Inc.                                      61
       2,700 Becton Dickinson & Co.                                         135
       1,400 Biomet, Inc.                                                    36
       4,500 Bristol-Myers Squibb Co.                                       426
       5,300 Columbia/HCA Healthcare Corp.                                  157
       2,000 Eli Lilly & Co.                                                139
       4,400 Johnson & Johnson                                              290
       1,200 Mallinckrodt, Inc.                                              46
         700 Manor Care, Inc.                                                25
         200 Medtronic, Inc.                                                 10
       3,600 Merck & Co., Inc.                                              383
       2,100 Pfizer, Inc.                                                   157
         300 Shared Medical Systems Corp.                                    20
                                                                      ---------
                                                                      $   2,190
                                                                      ---------
       PERSONAL CARE PRODUCTS  (2.3%)
         400 Avon Products, Inc.                                             25
         600 Bausch & Lomb, Inc.                                             24


      The accompanying notes are an integral part of the financial statements.

         100 International Flavors & Fragrances, Inc.                         5
       5,200 Procter & Gamble Co.                                           415
                                                                      ---------
                                                                            469
                                                                      ---------

      TEXTILES & APPAREL  (0.0%)
         300 Russell Corp.                                                    8
                                                                      ---------
      TOTAL CONSUME-STAPLES                                               4,592
                                                                      ---------

      DIVERSIFIED   (2.9%)
         400 Eaton Corp.                                                     36
       1,300 ITT Industries, Inc.                                            41
         100 Johnson Controls, Inc.                                           5
       1,500 Loews Corp.                                                    159
       1,300 National Service Industries, Inc.                               64
       2,200 Raychem, Corp.                                                  95
       1,600 Unilever NV                                                    100
       3,800 Whitman Corp.                                                   99
                                                                      ---------
      TOTAL DIVERSIFIED                                                     599
                                                                      ---------

      ENERGY   (11.3%)
       COAL, OIL & GAS  (6.8%)
       4,200 Amoco Corp.                                                    358
         800 Burlington Resources, Inc.                                      36
       4,200 Chevron Corp.                                                  323
         600 Coastal Corp.                                                   37
       3,000 Mobil Corp.                                                    217
         100 Occidental Petroleum Corp.                                       3
         300 Oneok, Inc.                                                     12
       5,900 Phillips Petroleum Co.                                         287
       1,200 Sun Co., Inc.                                                   50
       3,400 USX-Marathon Group                                             115
                                                                      ---------
                                                                          1,438
                                                                      ---------
       UTILITIES  (4.5%)
       1,500 Central & South West Corp.                                      41
       3,700 Eastern Enterprises                                            167
       6,000 Entergy Corp.                                                  180
       1,500 NICOR, Inc.                                                     63
       1,600 PECO Energy Co.                                                 39
         900 Public Service Enterprise Group, Inc.                           28
       5,800 Southern Co.                                                   150
       2,100 Texas Utilities Co.                                             87
       5,900 Unicom Corp.                                                   181
                                                                      ---------
                                                                            936
                                                                      ---------
      TOTAL ENERGY                                                        2,374
                                                                      ---------
      FINANCE   (16.0%)
       BANKING  (8.3%)
         200 Banc One Corp.                                                  11
       1,500 Bank of New York Co., Inc.                                      87
       3,000 BankAmerica Corp.                                              219
         900 BankBoston Corp.                                                85
         100 Barnett Banks, Inc.                                              7
       3,600 Chase Manhattan Corp.                                          394
       1,900 Citicorp                                                       240
       1,400 Comerica, Inc.                                           $     126
       3,300 First Union Corp.                                              169
       2,200 KeyCorp                                                        156
       1,300 National City Corp.                                             85
       2,100 NationsBank Corp.                                              128
         800 Norwest Corp.                                                   31
                                                                      ---------
                                                                          1,738
                                                                      ---------


      The accompanying notes are an integral part of the financial statements.

       FINANCIAL SERVICES  (2.5%)
       1,600 American Express Co.                                           143
         900 Federal Home Loan Mortgage Corp.                                38
       2,900 Federal National Mortgage Association                          165
       1,600 Hartford Financial Service Group, Inc.                         149
         600 Merrill Lynch & Co.                                             44
                                                                      ---------
                                                                            539
                                                                      ---------

       INSURANCE  (5.2%)
       2,100 Allstate Corp.                                                 191
       3,100 American International Group, Inc.                             337
         600 Chubb Corp.                                                     45
       1,500 Lincoln National Corp.                                         117
       1,600 MBIA, Inc.                                                     107
       5,359 Travelers Group, Inc.                                          289
                                                                      ---------
                                                                          1,086
                                                                      ---------
     TOTAL FINANCE                                                       3,363
                                                                      ---------

     MATERIALS   (5.1%)
       CHEMICALS  (3.2%)
       1,000 Air Products & Chemicals, Inc.                                  82
         700 Dow Chemical Co.                                                71
       3,400 E.I. Du Pont De Nemours & Co.                                  204
       2,700 Engelhard Corp.                                                 47
         900 Hercules, Inc.                                                  45
         300 Millipore, Corp.                                                10
       1,700 Monsanto Co.                                                    71
         200 Perkin-Elmer Corp.                                              14
         500 Rohm & Haas Co.                                                 48
         340 Solutia, Inc.                                                    9
       1,600 Union Carbide Corp.                                             69
                                                                      ---------
                                                                            670
                                                                      ---------
       METALS  (1.9%)
       2,000 Phelps Dodge Corp.                                             124
       8,500 USX - U.S. Steel Group, Inc.                                   266
                                                                      ---------
                                                                            390
                                                                      ---------
       PACKAGING & CONTAINERS  (0.0%)
         200 Tyco International Ltd.                                          9
                                                                      ---------
     TOTAL MATERIALS                                                     1,069
                                                                      ---------

     SERVICES   (2.4%)
       BUSINESS SERVICES  (1.3%)
         600 Automatic Data Processing, Inc.                                 37
       1,000 Deluxe Corp.                                                    34
         800 Eastman Kodak Co.                                               49
      (a)500 Federal Express Corp.                                           31
         200 John H. Harland Co.                                              4
       4,700 Jostens, Inc.                                                  108
         400 Safety-Kleen Corp.                                              11
                                                                      ---------
                                                                            274
                                                                      ---------

       PROFESSIONAL SERVICES  (0.1%)
         500 Service Corp. International                              $      18
                                                                      ---------

       TRANSPORTATION (1.0%)
         600 Burlington Northern Santa Fe Corp.                              56
       1,500 CSX Corp.                                                       81
         500 Delta Air Lines, Inc.                                           60
         150 Southwest Airlines, Co.                                          4
         300 Union Pacific Corp.                                             19
                                                                      ---------
                                                                            220
                                                                      ---------


      The accompanying notes are an integral part of the financial statements.

     TOTAL SERVICES                                                        512
                                                                      ---------

     TECHNOLOGY   (22.4%)
       COMPUTERS  (9.1%)
         100 Adobe Systems, Inc.                                              4
    (a)4,350 Cisco Systems, Inc.                                            242
       3,200 Compaq Computer Corp.                                          181
       3,150 Computer Associates International, Inc.                        167
      (a)300 Dell Computer Corp.                                             25
    (a)2,400 EMC Corp.                                                       66
       4,500 Intel Corp.                                                    316
       3,400 International Business Machines Corp.                          356
    (a)3,600 Microsoft Corp.                                                465
      (a)900 Oracle System, Corp.                                            20
    (a)2,000 Sun Microsystems, Inc.                                          80
                                                                      ---------
                                                                          1,922
                                                                      ---------
       ELECTRONICS  (4.6%)
         100 AMP, Inc.                                                        4
      (a)400 Applied Materials, Inc.                                         12
      10,900 General Electric Co.                                           800
      (a)400 Micron Technology, Inc.                                         10
         400 Motorola, Inc.                                                  23
         200 Rockwell International Corp.                                    10
         900 Scientific-Atlanta, Inc.                                        15
       1,350 Tektronix, Inc.                                                 53
         200 Texas Instruments, Inc.                                          9
         500 Textron, Inc.                                                   31
                                                                      ---------
                                                                            967
                                                                      ---------
       OFFICE EQUIPMENT  (1.1%)
       2,700 Hewlett Packard Co.                                            169
         900 Xerox Corp.                                                     66
                                                                      ---------
                                                                            235
                                                                      ---------
       TELECOMMUNICATIONS  (7.6%)
    (a)1,600 3Com Corp.                                                      56
       2,400 Alltel Corp.                                                    99
         200 Ameritech Corp.                                                 16
       5,300 AT&T Corp.                                                     325
       3,900 Bell Atlantic Corp.                                            355
         600 Bellsouth Corp.                                                 34
       5,000 GTE Corp.                                                      261
       3,200 Harris Corp.                                                   147
         700 Lucent Technologies, Inc.                                       56
         100 MCI Communications Corp.                                         4
         600 SBC Communications, Inc.                                        44
       1,800 Sprint Corp.                                                   105
       1,600 U.S. West Communications Group                                  72
      (a)400 WorldCom, Inc.                                                  12
                                                                      ---------
                                                                          1,586
                                                                      ---------
     TOTAL TECHNOLOGY                                                $   4,710
                                                                      ---------
 TOTAL COMMON STOCKS (Cost $19,869)                                      20,468
                                                                      ---------
 TOTAL INVESTMENTS (97.4%) (Cost $19,869)                                20,468
                                                                      ---------

OTHER ASSETS    (2.7%)
      Cash                                          $       81
      Receivable for Portfolio Shares Sold                 380
      Due from Advisor                                      74
      Dividends Receivable                                  36
      Prepaid Legal Fees                                     6              577
                                                    ----------

LIABILITIES    (-0.1%)


      The accompanying notes are an integral part of the financial statements.

      Administrative Fees Payable                          (3)
      Custodian Fees Payable                               (1)
      Directors' Fees & Expenses Payable                   (1)
      Other Liabilities                                   (24)             (29)
                                                    ----------       -----------

 NET ASSETS    (100%)                                                $   21,016
                                                                     -----------
                                                                     -----------
 NET ASSETS CONSIST OF:
 Paid in Capital                                                     $   20,403
 Undistributed Net Investment Income                                          2
 Accumulated Net Realized Gain                                               12
 Unrealized Appreciation on Investments                                     599
                                                                     -----------
 NET ASSETS                                                          $   21,016
                                                                     -----------
                                                                     -----------

 CLASS A
 NET ASSETS                                                          $   20,914
 NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
       Applicable to 2,029,088 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                        $    10.31
                                                                     -----------
                                                                     -----------
--------------------------------------------------------------------------------

 CLASS B
 NET ASSETS                                                          $      102
 NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
       Applicable to 9,893 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                        $    10.31
                                                                     -----------
                                                                     -----------
--------------------------------------------------------------------------------
      (a) - Non-income producing security


      The accompanying notes are an integral part of the financial statements.

          MORGAN STANLEY
          INSTITUTIONAL FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

EUROPEAN REAL ESTATE PORTFOLIO
--------------------------------------------------------------------------------
                                                                      VALUE
          SHARES                                                      (000)
---------------------------------------------------------------------------
COMMON STOCKS  (94.9%)
     BELGIUM   (4.9%)
                    3,850     Befimmo S.C.A.                       $    247
                 (a)8,450     Befimmo S.C.A. (New)                      541
                                                                 ----------
                                                                        788
                                                                 ----------

     DENMARK   (5.6%)
                   19,900     EjendomsSelskabet Norden A/S              900
                                                                 ----------
     FRANCE   (19.8%)
                    1,600     Bail Investissement                       212
                    4,152     Klepierre                                 522
                    2,474     Locindus                                  305
                    6,000     Sefimeg                                   299
                    8,300     Sophia                                    315
                    4,200     Silic                                     565
                    7,550     Unibail                                   754
                    5,224     Union Pour le
                              Financement d'Immeubles de Societes       183
                                                                 ----------
                                                                      3,155
                                                                 ----------

     NETHERLANDS   (6.8%)
                   35,000     Schroders International Property
                              Fund N.V.                                 599
                   33,700     UNI-INVEST N.V.                           479
                                                                 ----------
                                                                      1,078
                                                                 ----------

     NORWAY   (9.0%)
                   86,700     Avantor ASA                               857
                (a)42,417     Steen & Strom ASA                         574
                                                                 ----------
                                                                      1,431
                                                                 ----------

     SPAIN   (1.0%)
                   17,100     Inmobiliaria Urbis                        162
                                                                 ----------

     SWEDEN   (11.9%)
                (a)86,400     Castellum AB                              859
                  260,300     Platzer Bygg AB, Class B                  387
                   32,800     PriFast AB                                306
                   76,300     Storheden AB                              341
                                                                 ----------
                                                                      1,893
                                                                 ----------

     UNITED KINGDOM   (35.9%)
                   29,700     British Land Co. plc                      332
                  112,800     Brixton Estate plc                        393
                  337,000     Buford Holdings plc                       554
                   55,500     Capital Shopping Centers plc              374
                  227,400     Freeport Leisure plc                      848
                  168,500     Great Portland Estates plc                668
                   25,000     Hammerson plc                             193
                  241,000     Jarvis Hotels plc                         594
                   30,500     Land Securities plc                  $    486
                  113,400     MEPC plc                                  947
                  299,200     St. Modwen Properties plc                 352


       The accompanying notes are an integral part of the financial statements.

                                                                 ----------
                                                                      5,548
                                                                 ----------

TOTAL FOREIGN SECURITIES (94.9%) (Cost $15,771)                      15,148
                                                                 ----------

FOREIGN CURRENCY   (1.3%)
BEF                   477     Belgian Franc                              13
GBP                     2     British Pound                               3
FRF                     1     French Franc                               --
NOK                 1,417     Norwegian Krone                           192
SEK                     1     Swedish Krona                              --
                                                                 ----------
TOTAL FOREIGN CURRENCY (Cost $212)                                      208
                                                                 ----------

TOTAL INVESTMENTS (96.2%) (Cost $15,983)                             15,356
                                                                 ----------

OTHER ASSETS    (7.7%)
     Cash
     Receivable for Investments Sold                $  1,132
     Receivable for Investment Advisory Fees              49
     Dividends Receivable                                 46
     Unrealized Gain on Foreign Currency
       Exchange Contracts                                  4
     Foreign Withholding Tax Reclaim Receivable            3         1,234
                                                  ----------

LIABILITIES    (-3.9%)
     Payable for Investments Purchased                  (310)
     Bank Overdraft                                     (153)
     Payable for Portfolio Shares Redeemed              (107)
     Custodian Fees Payable                               (9)
     Administrative Fees Payable                          (3)
     Other Liabilities                                   (42)          (624)
                                                  -----------    ----------

NET ASSETS    (100%)                                               $ 15,966
                                                                 ----------
                                                                 ----------

NET ASSETS CONSIST OF:
Paid in Capital                                                    $ 16,964
Undistributed Net Investment Income                                      69
Accumulated Net Realized Loss                                          (435)
Unrealized Depreciation on Investments and Foreign
     Currency Translations                                             (632)
                                                                 ----------
NET ASSETS                                                         $ 15,966
                                                                 ----------
                                                                 ----------

CLASS A:
NET ASSETS                                                         $ 15,177
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE
     Applicable to 1,594,897 outstanding $0.001 par value
     shares (authorized 500,000,000 shares)                           $9.52
                                                                 ----------
                                                                 ----------

--------------------------------------------------------------------------------

CLASS B:
NET ASSETS
NET ASSET VALUE, OFFERING AND REDEMPTION                           $    789
PRICE PER SHARE
     Applicable to 82,947 outstanding $0.001 par value
     shares (authorized 500,000,000 shares)                           $9.52
                                                                 ----------
                                                                 ----------
--------------------------------------------------------------------------------

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
   Under the terms of foreign currency exchange contracts open at


       The accompanying notes are an integral part of the financial statements.

   December 31, 1997, the Portfolio is obligated to deliver foreign currency in exchange for U.S. dollars as indicated below:


                                                                         Net
 Currency                               In Exchange                   Unrealized
To Deliver     Value     Settlement        for          Value         Gain (Loss)
 (000)         (000)        Date          (000)         (000)            (000)
-----------    -----     ----------     ----------     ------         -----------
SEK   1,788    $ 225     1/02/98        U.S.$  226     $  226            $  1
SEK     826      104     1/05/98        U.S.$  104        104              --
GBP     218      358     1/05/98        U.S.$  361        361               3
               -----                                   ------         -----------
                 687                                      691               4
               -----                                   ------         -----------
               -----                                   ------         -----------


     (a) - Non-income producing securities.


--------------------------------------------------------------------------------
     SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATIONS
                         (UNAUDITED)


                         VALUE          PERCENT OF
Industry                 (000)          NET ASSETS
--------------------------------------------------------------------------------
Apartment                $   640                 4.0%
Diversified                4,280                26.8
Land                       1,692                10.6
Lodging/Leisure              594                 3.7
Office & Industrial        3,856                24.2
Shopping Centers           4,086                25.6
                         -------             -------
Net Assets               $15,148                96.2%
                         -------             -------
                         -------             -------


       The accompanying notes are an integral part of the financial statements.

          Morgan Stanley
          Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASIAN REAL ESTATE PORTFOLIO
--------------------------------------------------------------------------------

                                                                          VALUE
       SHARES                                                             (000)
--------------------------------------------------------------------------------
COMMON STOCKS   (96.6%)
    AUSTRALIA   (14.2%)
             39,000 Austrailian Growth Properties Ltd.           $           23
          (a)23,000 Australand Holdings Ltd.                                 22
             58,000 BT Office Trust                                          58
          (a)14,000 BT Sydney Development Trust                              21
             42,000 Capital Property Trust                                   63
             37,000 Grand Hotel Group                                        47
             13,000 Westfield Trust                                          25
             69,000 Westpac Property Trust                                   80
                                                                 --------------
                                                                            339
                                                                 --------------


    HONG KONG   (52.6%)
             34,000 Cheung Kong Holdings Ltd.                               223
            319,000 China Overseas Land & Investment                         98
            200,000 China Resources Beijing Land                             95
            156,600 HKR International Ltd.                                  115
             27,000 Henderson Land Development Co., Ltd.                    127
             30,000 Hysan Development Co., Ltd.                              60
            180,000 Lai Sun Development Co., Ltd.                            59
             49,000 New World Development Co., Ltd.                         169
             29,000 Sun Hung Kai Properties Ltd.                            202
             57,000 Wheelock & Co., Ltd.                                     67
         (a)480,000 Winsan (China) Investment Group Co., Ltd.                38
                                                                 --------------
                                                                          1,253
                                                                 --------------


    JAPAN   (8.9%)
             10,000 Mitsubishi Estate Co., Ltd.                             109
              9,000 Mitsui Fudosan Co., Ltd.                                 87
              3,000 Sumitomo Realty & Development Co., Ltd.                  17
                                                                 --------------
                                                                            213
                                                                 --------------


    NEW ZEALAND   (0.8%)
          (a)34,000 AMP NZ Office Trust                                      20
                                                                 --------------


    PHILIPPINES   (2.1%)
         (a)123,000 Ayala Land, Inc., Class B                                49
                                                                 --------------


    SINGAPORE   (18.0%)
             26,000 City Developments Ltd.                                  121
             27,000 DBS Land Ltd.                                            41
             49,000 Keppel Land Ltd.                                         68
             60,000 Marco Polo Developments Ltd.                             91
             93,000 Wing Tai Holdings Ltd.                                  109
                                                                 --------------
                                                                            430
                                                                 --------------
TOTAL COMMON STOCKS (Cost $2,716)                                         2,304
                                                                 --------------


       The accompanying notes are an integral part of the financial statements.

      FACE
      AMOUNT
      (000)
------------------
CONVERTABLE BONDS (0.8%)
   NEW ZEALAND    (0.8%)
NZD             34 AMP NZ Office Trust  7.50%, 1/01/01               $       20
                                                                     ----------
TOTAL CONVERTABLE BONDS (Cost $20)                                           20
                                                                     ----------
TOTAL FOREIGN SECURITIES (97.4%) (Cost $2,736)                            2,324
                                                                     ----------

FOREIGN CURRENCY (5.0%)
JPY         13,459 Japanese Yen                                             103
TWD            516 Taiwan Dollar                                             16
                                                                     ----------
TOTAL FOREIGN CURRENCY (Cost $121)                                          119
                                                                     ----------

TOTAL INVESTMENTS (102.4%) (Cost $2,857)                                  2,443
                                                                     ----------

OTHER ASSETS    (4.7%)
     Receivable for Investment Advisory Fees          $       71
     Unrealized Gain on Foreign Currency Exchange
     Contracts                                                22
     Dividends Receivable                                     18            111
                                                      ----------     ----------

LIABILITIES    (-7.1%)
     Payable for Investments Purchased                       103
     Bank Overdraft                                           11
     Custodian Fees Payable                                    8
     Administrative Fees Payable                               1
     Other Liabilities                                        46          (169)
                                                      ----------     ----------
NET ASSETS    (100%)                                                 $    2,385
                                                                     ----------
                                                                     ----------

NET ASSETS CONSIST OF:
Paid in Capital                                                      $    3,005
Undistributed Net Investment Income                                          13
Accumulated Net Realized Loss                                             (244)
Depreciation on Investments and Foreign Currency Translations             (389)
                                                                     ----------
NET ASSETS                                                           $    2,385
                                                                     ----------
                                                                     ----------

CLASS A:
NET ASSETS                                                           $    2,385
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE
     Applicable to 300,517 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                           $     7.94
                                                                     ----------
                                                                     ----------


       The accompanying notes are an integral part of the financial statements.

FOREIGN CURRENCY EXCHANGE CONTRACT  INFORMATION:
   Under the terms of foreign currency exchange contracts open at December 31, 1997, the Portfolio is obligated to deliver foreign currency in exchange for U.S. dollars as indicated below:

                                                                            IN                                           NET
     CURRENCY                                                             EXCHANGE                                    UNREALIZED
     TO DELIVER              VALUE               SETTLEMENT                 FOR                  VALUE               GAIN (LOSS)
        (000)                (000)                  DATE                   (000)                 (000)                   (000)
  -----------------    -----------------         ----------          ------------------    ------------------     -----------------
 SGD            729    $             429           6/04/98           U.S.$         450     $             450      $              21
 SGD            731                  429           6/29/98           U.S.$         430                   430                      1
                       -----------------                                                   -----------------      -----------------
                       $             858                                                   $             880      $              22
                       -----------------                                                   -----------------      -----------------
                       -----------------                                                   -----------------      -----------------


(a)-      Non-income producing security
NZD       New Zealand Dollar
SGD       Singapore Dollar

--------------------------------------------------------------------------------

               SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION
                                     (UNAUDITED)


                                                                 PERCENT OF
                                              VALUE                 NET
SECTOR DIVERSIFICATION                        (000)                ASSETS
----------------------                   ---------------       ---------------
Apartments                               $           113                  4.7%
Diversified                                        1,380                  57.9
Land                                                 296                  12.4
Lodging/Leisure                                      137                   5.7
Office and Industrial                                373                  15.6
Shopping Center                                       25                   1.1
                                         ---------------       ---------------
                                         $         2,324                 97.4%
                                         ---------------       ---------------
                                         ---------------       ---------------


       The accompanying notes are an integral part of the financial statements.

          MORGAN STANLEY
          INSTITUTIONAL FUND, INC.
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------
                                     U.S. EQUITY        EUROPEAN          ASIAN
                                            PLUS     REAL ESTATE    REAL ESTATE
                                      PORTFOLIO*     PORTFOLIO**    PORTFOLIO**
                                           (000)           (000)          (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                          $      169     $      72      $      35
   Interest                                    8            58              7
   Less: Foreign Taxes Withheld                -            (9)            (2)
                                      ----------     ---------      ---------
     Total Income                            177           121             40
                                      ----------     ---------      ---------

EXPENSES:
   Investment Advisory Fees:
    Basic Fees - Adviser                      37            31              5
    Less: Fees Waived                        (37)          (31)            (5)
                                      ----------     ---------      ---------

   Investment Advisory Fees - Net               -             -              -
   Administrative Fees                        15             7              2
   Custodian Fees                              4            13             12
   Filing and Registration Fees               52            26             22
   Directors' Fees and Expenses                1              -              -
   Professional Fees                          34            40             40
   Shareholder Reports                        49             2              1
   Prepaid Legal Expense                       4              -              -
   Other Expenses                              1             1              1
   Exenses Reimbursed by Adviser             (93)          (49)           (71)
                                      ----------     ---------      ---------
     Total Expenses                           67            40              7
                                      ----------     ---------      ---------
NET INVESTMENT INCOME                        110            81             33
                                      ----------     ---------      ---------

NET REALIZED GAIN (LOSS):
   Investments Sold                           66          (375)          (211)
   Foreign Currency Transactions                -          (60)           (33)
                                      ----------     ---------      ---------
     Total Net Realized Gain (Loss)           66          (435)          (244)
                                      ----------     ---------      ---------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)
   Investments                               599          (623)          (412)
   Foreign Currency Transactions                -           (9)            23
                                      ----------     ---------      ---------
     Total Net Change in
       Unrealized Appreciation
      (Depreciation)                         599          (632)          (389)
                                      ----------     ---------      ---------

TOTAL NET REALIZED GAIN (LOSS) AND
   CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            665        (1,067)          (633)
                                      ----------     ---------      ---------

   Net Increase (Decrease) in Net
     Assets Resulting from
     Operations                       $      775     $    (986)     $    (600)
                                      ----------     ---------      ---------
                                      ----------     ---------      ---------

--------------------

*    The Equity Plus Portfolio commenced operations on August 1, 1997.

** The Asian Real Estate and European Real Estate Portfolios commenced operations on October 1, 1997.




       The accompanying notes are an integral part of the financial statements.


Morgan Stanley
Institutional Fund, Inc.
----------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN  NET ASSETS (UNAUDITED)
----------------------------------------------------------------------------------------------------
                                                           U.S. EQUITY    EUROPEAN       ASIAN
                                                           PLUS           REAL ESTATE    REAL ESTATE
                                                           PORTFOLIO      PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                           PERIOD FROM    PERIOD FROM    PERIOD FROM
                                                             AUGUST 1,     OCTOBER 1,     OCTOBER 1,
                                                              1997* TO       1997* TO       1997* TO
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                  1997           1997           1997
                                                                  (000)          (000)          (000)
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                        $   110        $    81        $    33
  Net Realized Gain (Loss)                                          66           (435)          (244)
  Change in Unrealized Appreciation (Depreciation)                 599           (632)          (389)
----------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                                      775           (986)          (600)
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  CLASS A:
  Net Investment Income                                           (107)           (12)           (20)
  Net Realized Gain                                                (54)            --             --
  CLASS B:
  Net Investment Income                                             (1)            --             --
----------------------------------------------------------------------------------------------------
  Total Distributions                                             (162)           (12)           (20)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
  CLASS A:
  Subscribed                                                    20,231         25,148          3,005
  Distributions Reinvested                                          71             11             --
  Redeemed                                                          --         (9,021)            --
  CLASS B:
  Subscribed                                                       100            826             --
  Distributions Reinvested                                           1             --             --
----------------------------------------------------------------------------------------------------
  Net Increase in Capital Share Transactions                    20,403         16,964          3,005
----------------------------------------------------------------------------------------------------
  Total Increase in Net Assets                                  21,016         15,966          2,385
NET ASSETS:
  Beginning of Period                                          $    --        $    --        $    --
----------------------------------------------------------------------------------------------------
  End of Period                                                $21,016        $15,966        $ 2,385
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
  Undistributed net investment income
    included in end of period net assets                            $2            $69            $13
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(1)CAPITAL SHARE TRANSACTIONS:
  CLASS A:
  Shares Subscribed                                              2,022          2,513            301
  Shares Issued on Distributions Reinvested                          7              1             --
  Shares Redeemed                                                   --           (919)            --
----------------------------------------------------------------------------------------------------
  Net Increase in Class A Shares Outstanding                     2,029          1,595            301
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
  CLASS B:
  Shares Subscribed                                                 10             83             --
  Net Increase in Class B Shares Outstanding                        10             83             --
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

* Commencement of Operations


       The accompanying notes are an integral part of the financial statements.

          Morgan Stanley
          Institutional Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
SELECTED PER SHARE DATA AND RATIOS :
--------------------------------------------------------------------------------
U.S. EQUITY PLUS PORTFOLIO
--------------------------------------------------------------------------------

                                                               CLASS A
                                                             --------------
                                                               PERIOD FROM
                                                                 AUGUST 1,
                                                                  1997* TO
                                                              DECEMBER 31,
                                                                      1997    ++
                                                             --------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $10.00
                                                             --------------
INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income (1)                                        0.06
     Net Realized and Unrealized Gain on Investments                  0.33
                                                             --------------
          Total from Investment Operations                            0.39
                                                             --------------
DISTRIBUTIONS
     Net Investment Income                                           (0.05)
     Net Realized Gain                                               (0.03)
                                                             --------------
          Total Distributions                                        (0.08)
                                                             --------------
NET ASSET VALUE, END OF PERIOD                                      $10.31
                                                             --------------
                                                             --------------
TOTAL RETURN                                                          3.94   %
                                                             --------------
                                                             --------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                              $20,914
Ratio of Expenses to Average Net Assets (1)                           0.80   %**
Ratio of Net Investment Income to Average Net Assets (1)              1.32   %**
Portfolio Turnover Rate                                                 15   %
Average Commission Rate Per Share                                  $0.0300
--------------------------------------------------------------
(1)  Effect of voluntary expense limitation during the period:
          Per share benefit to net investment income                 $0.07
     Ratios before expense limitation:
          Expenses to Average Net Assets                              2.37   %**
          Net Investment Loss to Average Net Assets                  (0.25)  %**
--------------------------------------------------------------
                                                              CLASS B
                                                             --------------
                                                               PERIOD FROM
                                                                 AUGUST 1,
                                                                  1997* TO
                                                              DECEMBER 31,
                                                                      1997   ++
                                                             --------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $10.00
                                                             --------------
INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income (2)                                        0.02
     Net Realized and Unrealized Gain on Investments                  0.37
                                                             --------------
          Total from Investment Operations                            0.39

                                                             --------------
DISTRIBUTIONS
     Net Investment Income                                           (0.05)
     Net Realized Gain                                               (0.03)
                                                             --------------
          Total Distributions                                        (0.08)
                                                             --------------
NET ASSET VALUE, END OF PERIOD                                      $10.31
                                                             --------------
                                                             --------------
TOTAL RETURN                                                          3.93   %
                                                             --------------
                                                             --------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $102
Ratio of Expenses to Average Net Assets (2)                           1.05   %**
Ratio of Net Investment Income to Average Net Assets (2)              0.48   %**
Portfolio Turnover Rate                                                 15   %
Average Commission Rate Per Share                                  $0.0300
---------------------------------
(2)  Effect of voluntary expense limitation during the period:
          Per share benefit to net investment income                 $0.03
     Ratios before expense limitation:
          Expenses to Average Net Assets                              1.85   %**
          Net Investment Loss to Average Net Assets                  (0.32)  %**
--------------------------------------------------------------------------------
*    Commencement of Operations
**   Annualized
++   Per share amounts for the period ended December 31,1997 are based on average outstanding shares.


       The accompanying notes are an integral part of the financial statements.

          Morgan Stanley
          Institutional Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
SELECTED PER SHARE DATA AND RATIOS :
--------------------------------------------------------------------------------
EUROPEAN REAL ESTATE PORTFOLIO
--------------------------------------------------------------------------------

                                                              CLASS A
                                                           ----------------
                                                               PERIOD FROM
                                                                OCTOBER 1,
                                                                  1997* TO
                                                              DECEMBER 31,
                                                                      1997
                                                           ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $10.00
                                                           ----------------
INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income (1)                                        0.05
     Net Realized and Unrealized Loss on Investments                 (0.52)
                                                           ----------------
          Total from Investment Operations                           (0.47)
                                                           ----------------
DISTRIBUTIONS
     Net Investment Income                                           (0.01)
                                                           ----------------
          Total Distributions                                        (0.01)
                                                           ----------------

NET ASSET VALUE, END OF PERIOD                                       $9.52
                                                           ----------------
                                                           ----------------
TOTAL RETURN                                                         (4.72)  %
                                                           ----------------
                                                           ----------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                              $15,177
Ratio of Expenses to Average Net Assets (1)                           1.00   %**
Ratio of Net Investment Income to Average Net Assets (1)              2.08   %**
Portfolio Turnover Rate                                                 47   %
Average Commission Rate:
     Per Share                                                     $0.0155
     As a percentage of Trade Amount                                  0.23   %
-------------------------------------------------------------
(1)  Effect of voluntary expense limitation during the period:
          Per share benefit to net investment income                 $0.05
     Ratios before expense limitation:
          Expenses to Average Net Assets                              3.04   %**
          Net Investment Income to Average Net Assets                 0.04   %**
--------------------------------------------------------------------------------

                                                              CLASS B
                                                           ----------------
                                                               PERIOD FROM
                                                                OCTOBER 1,
                                                                  1997* TO
                                                              DECEMBER 31,
                                                                      1997
                                                           ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $10.00
                                                           ----------------
INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income (2)                                        0.02
     Net Realized and Unrealized Loss on Investments                 (0.50)
                                                           ----------------
          Total from Investment Operations                           (0.48)
                                                           ----------------

NET ASSET VALUE, END OF PERIOD                                       $9.52
                                                           ----------------
                                                           ----------------
TOTAL RETURN                                                         (4.76)  %
                                                           ----------------
                                                           ----------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $789
Ratio of Expenses to Average Net Assets (2)                           1.25   %**
Ratio of Net Investment Income to Average Net Assets (2)              1.51   %**
Portfolio Turnover Rate                                                 47   %
Average Commission Rate:
     Per Share                                                     $0.0155
     As a percentage of Trade Amount                                  0.23   %
--------------------------------------------------------------
(2)  Effect of voluntary expense limitation during the period:
          Per share benefit to net investment income                 $0.03
     Ratios before expense limitation:
          Expenses to Average Net Assets                              3.40   %**
          Net Investment Loss to Average Net Assets                  (0.63)  %**
--------------------------------------------------------------------------------
*    Commencement of Operations
**   Annualized


     The accompanying notes are an integral part of the financial statements.

          Morgan Stanley
          Institutional Fund, Inc.
-----------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
SELECTED PER SHARE DATA AND RATIOS :
-----------------------------------------------------------------------------
ASIAN REAL ESTATE PORTFOLIO
-----------------------------------------------------------------------------

                                                                    CLASS A
                                                                ------------
                                                                 PERIOD FROM
                                                                  OCTOBER 1,
                                                                    1997* TO
                                                                 DECEMBER 31,
                                                                        1997
                                                                 ------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $     10.00
                                                                 ------------

INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income (1)                                          0.11
     Net Realized and Unrealized Loss on Investments                   (2.10)
                                                                 -----------
          Total from Investment Operations                             (1.99)
                                                                 -----------

DISTRIBUTIONS
     Net Investment Income                                             (0.07)
                                                                 -----------
          Total Distributions                                          (0.07)
                                                                 -----------

NET ASSET VALUE, END OF PERIOD                                         $7.94
                                                                 -----------
                                                                 -----------

TOTAL RETURN                                                          (19.92)%
                                                                 -----------
                                                                 -----------

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                            $     2,385
Ratio of Expenses to Average Net Assets (1)                             1.00%**
Ratio of Net Investment Income to Average Net Assets (1)                5.21%**
Portfolio Turnover Rate                                                   38%
Average Commission Rate:
     Per Share                                                   $    0.0061
     As a Percentage of Trade Amount                                    0.43%
-------------------------------------------------------------
(1)  Effect of voluntary expense limitation during the period:
          Per share benefit to net investment income                   $0.25
     Ratios before expense limitation:
          Expenses to Average Net Assets                               12.95%**
          Net Investment Loss to Average Net Assets                    (6.66)%**
----------------------------------------------------------------------------
*    Commencement of Operations
**   Annualized

Morgan Stanley
Institutional Fund, Inc.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997 (UNAUDITED)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of December 31, 1997, the Fund was comprised of 29 separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). Each Portfolio (with the exception of the International Small Cap, Money Market and Municipal Money Market Portfolios) offers two classes of shares - Class A and Class B. Both classes of shares have identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights. The U.S. Equity Plus Portfolio commenced operations on July 31, 1997 and the Asian Real Estate and European Real Estate Portfolios commenced operations on October 1, 1997. The financial statements presented here are for the Asian Real Estate, European Real Estate and U.S. Equity Plus Portfolios only.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange and equity securities traded on NASDAQ are valued at the latest quoted sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average of the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. All other securities and assets for which market values are not readily available, including restricted securities, are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be done by others.

2. INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

A Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

3. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

- investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

- investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Statement of Net Assets) may be created and offered for investment. The "local" and "foreign" shares' market values may differ. In the absence of trading of the foreign shares in such markets at December 31, 1997, the Portfolios value the foreign shares at the closing exchange price of the local shares. Such securities are reflected as fair valued in the Statements of Net Assets.

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolios as unrealized gain or loss. The Portfolios record realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Distributions for the remaining Portfolios are recorded on the ex-distribution date.

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for the character and timing of the recognition of gains or losses on securities and forward foreign currency exchange contracts, and the timing of the deductibility of certain foreign taxes.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid in capital.

Permanent book and tax differences, if any, are not included in ending undistributed (distributions in excess of) net investment income/accumulated net investment loss for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

B. ADVISER: Morgan Stanley Asset Management Inc. (the "Adviser" or "MSAM"), a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., provides the Fund with investment advisory services under the terms of an Investment Advisory and Management Agreement (the "Agreement") at the annual rates of average daily net assets indicated below. MSAM has agreed to reduce fees payable to it and to reimburse the Portfolios, if necessary, if the annual operating expenses, as defined, expressed as a percentage of average daily net assets, exceed the maximum ratios indicated as follows:

                                             Maximum
                                           Expense Ratio
                                           -------------

     PORTFOLIO        ADVISORY
     ---------           FEE          CLASS A        CLASS B
                         ---          -------        -------
Asian Real Estate        0.80%          1.00%          1.25%
European Real Estate      0.80           1.00           1.25
U.S. Equity Plus          0.45           0.80           1.05


C. ADMINISTRATOR: MSAM also provides the Fund with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between MSAM and The Chase Manhattan Bank ("Chase"), through its affiliate Chase Global Funds Services Company ("CGFSC"), Chase provides certain administrative services to the Fund. For such services, MSAM pays Chase a portion of the fee MSAM receives from the Fund. Certain employees of CGFSC are officers of the Fund. In addition, the Fund incurs local administration fees in connection with doing business with certain emerging market countries.

D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., and an affiliate of MSAM, serves as the distributor of the Fund and provides Class B shareholders of the applicable Portfolios with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940.

Under the Plan, the Distributor is entitled to receive from each Portfolio, a distribution fee, which is accrued daily and paid quarterly, at an annual rate of 0.25% of the Class B shares' average daily net assets. The Distributor may voluntarily waive from time to time all or any portion of its distribution fee.


E. CUSTODIAN: Morgan Stanley Trust Company ("MSTC"), a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., acts as custodian for the Fund's assets held outside the United States in accordance with a custodian agreement. Custodian fees are computed and payable monthly based on assets held, investment purchases and sales activity, an account maintenance fee, plus reimbursement for certain out-of-pocket expenses.

For the year ended December 31, 1997, the following Portfolios incurred custody fees and had amounts payable to MSTC at December 31, 1997:



                                                     MSTC           Custody
                                                 Custody Fees     Fees Payable
                                                   Incurred            to
                                                    (000)             MSTC
                                                    -----             (000)
                                                 -----------------------------
Asian Real Estate                                    $434               $69
European Real Estate                                   13                 4


In addition, for the year ended December 31, 1997, the following Portfolio has earned interest income and incurred interest expense on balances with MSTC as follows:


                                            Interest         Interest
                                             Income          Expense
                                              (000)           (000)
                                              -----           -----
Asian Real Estate                               $-             $1


F. PURCHASES AND SALES: During the year ended December 31, 1997, purchases and sales of investment securities, other than long-term U.S. Government securities and short-term investments, were:

                                                   Purchases          Sales
Portfolio                                            (000)            (000)
---------                                            -----            -----
Asian Real Estate                                     $  3,600           $   654
European Real Estate                                    21,435             5,289
U.S. Equity Plus                                        22,231             2,427


There Were no purchases and sales of long term U.S. Government securities during the year ended December 31,1997.


During the year ended December 31, 1997, the following Portfolios paid brokerage commissions to Morgan Stanley & Co., Incorporated and Dean Witter Reynolds, Inc., affiliated broker/dealers, of approximately:

                                                          Brokerage Commission
                                                                  (000)
                                                        -----------------------
                                                          Morgan        Dean
                                                         Stanley       Witter
Portfolio                                                 & Co.       Reynolds,
                                                                        Inc.
-------------------------                               ---------     ---------
Asian Real Estate                                             $2          $-
European Real Estate                                           1           -


 G. OTHER: At December 31, 1997, cost, unrealized appreciation, unrealized depreciation, and net unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each Portfolio were:

                                                                         Net
                                                                       Apprec.
                                      Cost       Apprec.    Deprec.   (Deprec.)
Portfolio                             (000)       (000)      (000)      (000)
                                      -----       -----      -----      -----
Asian Real Estate                     $  2,736    $   21     $ (433)    $  412)
European Real Estate                    15,771       122       (745)      (623)
U.S. Equity Plus                        19,869     1,416       (817)       599


At December 31, 1997, the net assets of certain Portfolios were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Assets and liabilities, including Portfolio securities and foreign currency holdings were translated at the following exchange rates as of December 31, 1997:

Australian Dollar                              1.53563  =    $1.00
Belgian Franc                                 37.02600  =    $1.00
British Pound                                  0.60872  =    $1.00
Danish Krone                                   6.85090  =    $1.00
French Franc                                   6.01700  =    $1.00
Hong Kong Dollar                               7.74850  =    $1.00
Japanese Yen                                 130.45000  =    $1.00
Netherlands Guilder                            2.02740  =    $1.00
New Zealand Dollar                             1.72325  =    $1.00
Norwegian Krone                                7.38330  =    $1.00
Philippine Peso                               40.00000  =    $1.00
Singapore Dollar                               1.68000  =    $1.00
Spanish Peseta                               152.30000  =    $1.00
Swedish Krona                                  7.93740  =    $1.00
Taiwan Dollar                                 32.45000  =    $1.00

From time to time, certain Portfolios of the Fund have shareholders that hold a significant portion of a Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on those Portfolios.

The accompanying notes are an integral part of the financial statements.

                                     PART C

                     Morgan Stanley Institutional Fund, Inc.
                                Other Information


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (A)  FINANCIAL STATEMENTS
          --------------------

          1.   INCLUDED IN PART A (PROSPECTUSES)

               The Registrant's unaudited financial highlights for the U.S. Equity Plus Portfolio for the period ended December 31, 1997 are included in the supplement to the prospectus of the U.S. Equity Plus Portfolio filed herewith.

               The Registrant's unaudited financial highlights for the European Real Estate and Asian Real Estate Portfolios for the period ended December 31, 1997 are included in the supplement to the prospectus of the European Real Estate, Asian Real Estate and U.S. Real Estate Portfolios filed herewith.

               The Registrant's audited financial highlights for the Money Market, Municipal Money Market, Aggressive Equity, Emerging Growth, Equity Growth, Value Equity, Small Cap Value Equity, U.S. Real Estate, Balanced, Active Country Allocation, Global Equity, International Equity, International Small Cap,
               European Equity, Asian Equity, Emerging Markets, Gold,
               Japanese Equity, Latin American, Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield, Municipal Bond, Technology and International Magnum Portfolios, respectively, for the fiscal year ended December 31, 1996, are included in the prospectuses of the foregoing portfolios which were filed with the SEC as set forth in Part A and are incorporated herein by reference. The Fund's Mortgage-Backed Securities, China Growth, U.S. Equity Plus, MicroCap, European Real Estate and Asian Real Estate Portfolios were not operational as of December 31, 1996. Accordingly, no audited financial highlights are included in the respective prospectus of each of the foregoing portfolios.

          2. INCORPORTED BY REFERENCE INTO PART B (STATEMENTS OF ADDITIONAL INFORMATION)

               The Registrant's unaudited financial statments for the U.S. Equity Plus, European Real Estate and Asian Real Estate Portfolios for the period ended December 31, 1997 are included in Part B (a supplement to the Statement of Additional Information which is incorporated by reference). Included in such financial statements are the following:

               1.     Statement of Net Assets as of December 31, 1997
               2.     Statement of Operations for the period ended
                      December 31, 1997
               3. Statement of Changes in Net Assets for the period ended December 31, 1997
               4.     Financial Highlights for the period ended
                      December 31, 1997
               5.     Notes to Financial Statements

               The Registrant's audited financial statements for the Money Market, Municipal Money Market, Aggressive Equity, Emerging Growth, Equity Growth, Value Equity, Small Cap Value Equity,
               U.S. Real Estate, Balanced, Active Country Allocation, Global Equity, International Equity, International Small Cap,
               European Equity, Asian Equity, Emerging Markets, Gold,
               Japanese Equity, Latin American, Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield, Municipal Bond, International Magnum and Technology Portfolios, respectively, for the fiscal year ended December 31, 1996, including Price Waterhouse LLP's report thereon, are incorporated by reference to the Statements of Additional Information from Form N-30D, the Annual Report to Shareholders, as filed with the Securities and Exchcange Commission on March 11, 1997 with Accession Number 0000912057-97-008473.

               Included in such financial statements are the following:

                1. Statement of Net Assets
                2. Statement of Operations
                3. Statement of Changes in Net Assets
                4. Statement of Cash Flows (Emerging Markets Debt
                   Portfolio Only)
                5. Financial Highlights
                6. Notes to Financial Statements
                7. Report of Independent Accountants

               The Fund's Mortgage-Backed Securities, China Growth, U.S. Equity Plus, MicroCap, European Real Estate and Asian Real Estate Portfolios were not operational as of December 31, 1996. Accordingly, no audited financial statements are included in the Statements of Additional Information.

     (B)  EXHIBITS
          --------

     1    (a)  Articles of Amendment and Restatement are incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's
               Registration Statement on Form N-1A (File Nos. 33-23166 and
               811-5624), as filed with the SEC via EDGAR on October 13, 1995.

          (b) Articles Supplementary to Registrant's Articles of Amendment and Restatement (reclassifying shares) is incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 24, 1996.

          (c) Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding new Technology Portfolio) is incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 24, 1996.

          (d) Form of Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding U.S. Equity Plus Portfolio), is incorporated by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 7, 1997.


          (e) Form of Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding European Real Estate and Asian Real Estate Portfolios), is incorporated by reference to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on June 23, 1997.


     2 Amended and Restated By-laws are incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on February 28, 1997.

     3    Not Applicable.

     4 Registrant's Form of Specimen Security was previously filed and is incorporated herein by reference.

     5    (a)  Investment Advisory Agreement between Registrant and Morgan
               Stanley Asset Management Inc. is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration
               Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (b) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's Value Equity, Balanced and Fixed Income Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (c) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Global Equity, Global Fixed Income, European Equity and Equity Growth Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (d) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Asian Equity Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (e) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Active Country Allocation Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (f) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Emerging Markets, High Yield and International Small Cap Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (g) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Small Cap Value Equity Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (h) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Emerging Markets Debt, Mortgage-Backed Securities, Municipal Bond and Japanese Equity Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (i) Sub-Advisory Agreement among Registrant, Morgan Stanley Asset Management Inc. and Sun Valley Gold Company (with respect to the Gold Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (j) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the China Growth Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (k) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Latin American Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (l)  Withdrawn.

          (m) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Aggressive Equity and U.S. Real Estate Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-
               5624), as filed with the SEC via EDGAR on August 1, 1995.

          (n) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the MicroCap Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (o) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the International Magnum Portfolio) is incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on November 3, 1995.

          (p)  Supplement to Investment Advisory Agreement between
               Registrant and Morgan Stanley Asset Management Inc. (adding the Technology Portfolio), is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's
               Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on February 28, 1997.

          (q) Form of Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding
               U.S. Equity Plus Portfolio), is incorporated by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 7, 1997.


          (r) Form of Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management, Inc. (adding European Real Estate and Asian Real Estate Portfolios), is incorporated by reference to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on June 23, 1997.

     6    (a)  Distribution Agreement between Registrant and Morgan Stanley &
               Co. Incorporated is incorporated by reference to Post-Effective
               Amendment No. 25 to the Registrant's Registration Statement on
               Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the
               SEC via EDGAR on August 1, 1995.

          (b) Supplement to Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated is incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on April 29, 1996.

     8    (a)  Mutual Fund Custody Agreement (Domestic Custody Agreement)
               between Registrant and United States Trust Company of New York dated March 10, 1994 is incorporated by reference to Post-
               Effective Amendment No. 25 to the Registrant's Registration
               Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (b) Registrant's Custody Agreement (International), dated July 31, 1989, as amended is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (c) Amendment dated April 22, 1996 to Registrant's Custody Agreement (International), dated July 31, 1989, is incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624) as filed with the SEC via EDGAR on May 24, 1996.

     9    (a)  Administration Agreement between Registrant and Morgan Stanley
               Asset Management Inc. (the "MSAM Administration Agreement") is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos.
               33-23166 and 811-5624), as filed with the SEC via EDGAR on August
               1, 1995.

          (b) U.S. Trust Administration Agreement is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

     10 Opinion of Counsel is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.


     11 Consent of Independent Accountants is incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 1, 1997.


     13 Purchase Agreement is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

     15   Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares
          (the "Class B Plan") of the Active Country Allocation Portfolio is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on February 28, 1997. The following Class B Plans have been omitted because they are substantially identical to the one incorporated by reference herein. The omitted Class B Plans differ from the Class B Plan incorporated by reference herein only with respect to the portfolio to which the Class B Plan relates: Fixed Income, Global Fixed Income, Municipal Bond, Mortgage-Backed Securities, High Yield, Money Market, Municipal Money Market, Small Cap Value Equity, Value Equity, Balanced, Gold, Global Equity, International Equity, International Small Cap, Asian Equity, European Equity, Japanese Equity, Latin American, Emerging Markets, Emerging Markets Debt, China Growth, Equity Growth, Emerging Growth, MicroCap, Aggressive Equity, U.S. Real Estate, International Magnum, Technology, U.S. Equity Plus, European Real Estate and Asian Real Estate Portfolios.

     16 Schedule of Computation of Performance Information is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

     19 Registrant's Rule 18f-3 Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on February 28, 1997.

     24 Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.


     27 Financial Data Schedules for the periods ended December 31, 1997 and December 31, 1996 are filed herewith.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Registrant is not controlled by or under common control with any person.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES ON December 30, 1997

     Active Country Allocation Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        61
          Class B. . . . . . . . . . . . . . . . . . .         2

     Aggressive Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       470
          Class B. . . . . . . . . . . . . . . . . . .       121

     Asian Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       607
          Class B. . . . . . . . . . . . . . . . . . .        48

     Balanced Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        54
          Class B. . . . . . . . . . . . . . . . . . .         2

     Emerging Growth Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       179
          Class B. . . . . . . . . . . . . . . . . . .        33

     Emerging Markets Portfolio
          Class A. . . . . . . . . . . . . . . . . . .     1,385
          Class B. . . . . . . . . . . . . . . . . . .       125

     Equity Growth Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       736
          Class B. . . . . . . . . . . . . . . . . . .        81

     Fixed Income Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       216
          Class B. . . . . . . . . . . . . . . . . . .        45

     Global Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       128
          Class B. . . . . . . . . . . . . . . . . . .        37

     Global Fixed Income Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        99
          Class B. . . . . . . . . . . . . . . . . . .         7

     High Yield Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       385
          Class B. . . . . . . . . . . . . . . . . . .        66

     International Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       430
          Class B. . . . . . . . . . . . . . . . . . .        45

     International Small Cap Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       140

     Latin American Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       790
          Class B. . . . . . . . . . . . . . . . . . .        81

     Money Market Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       654

     Municipal Money Market Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       308

     Small Cap Value Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       519
          Class B. . . . . . . . . . . . . . . . . . .        67

     U.S. Real Estate Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       816
          Class B. . . . . . . . . . . . . . . . . . .        87

     Value Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       471
          Class B. . . . . . . . . . . . . . . . . . .        25

     European Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       797
          Class B. . . . . . . . . . . . . . . . . . .        56

     Municipal Bond Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        95
          Class B. . . . . . . . . . . . . . . . . . .         0

     Mortgage-Backed Securities Portfolio

          Class A. . . . . . . . . . . . . . . . . . .         0
          Class B. . . . . . . . . . . . . . . . . . .         0

     Japanese Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       493
          Class B. . . . . . . . . . . . . . . . . . .        32

     Emerging Markets Debt Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       503
          Class B. . . . . . . . . . . . . . . . . . .        37

     Gold Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       187
          Class B. . . . . . . . . . . . . . . . . . .        16

     China Growth Portfolio
          Class A. . . . . . . . . . . . . . . . . . .         0
          Class B. . . . . . . . . . . . . . . . . . .         0

     MicroCap Portfolio
          Class A. . . . . . . . . . . . . . . . . . .         0
          Class B. . . . . . . . . . . . . . . . . . .         0

     International Magnum Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       116
          Class B. . . . . . . . . . . . . . . . . . .        48

     Technology Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       111
          Class B. . . . . . . . . . . . . . . . . . .        27

     U.S. Equity Plus Portfolio
          Class A. . . . . . . . . . . . . . . . . . .         6
          Class B. . . . . . . . . . . . . . . . . . .         2

     European Real Estate Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       213
          Class B. . . . . . . . . . . . . . . . . . .        15

     Asian Real Estate Portfolio
          Class A. . . . . . . . . . . . . . . . . . .         2
          Class B. . . . . . . . . . . . . . . . . . .         1

ITEM 27.  INDEMNIFICATION

          Reference is made to Article TEN of the Registrant's Articles of Incorporation. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS WITH INVESTMENT ADVISER

          Reference is made to the caption "Investment Adviser" in the Prospectuses constituting Part A of this Registration Statement Information required by this item with respect to each Officer or Director of the Advisor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such Officers and Directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by the Advisors Act (SEC File No. 801-15757).

          Listed below are the officers and Directors of Morgan Stanley Asset Management Inc. ("MSAM").


DIRECTORS

James M. Allwin                   Director
Barton M. Biggs                   Director
Gordon S. Gray                    Director
Peter A. Nadosy                   Director
Dennis G. Sherva                  Director


OFFICERS

Barton M. Biggs                   Chairman
                                  Managing Director
Peter A. Nadosy                   Vice Chairman
                                  Managing Director
James M. Allwin                   President
                                  Managing Director
John R. Alkire                    Managing Director (MSAM) - Toyko
P. Dominic Caldecott              Managing Director (MSAM) - UK
A. Macdonald Caputo               Managing Director
Ean Wah Chin                      Managing Director (MSAM) -
                                   Singapore
Garry B. Crowder                  Managing Director
Madhav Dhar                       Managing Director
Kurt A. Feuerman                  Managing Director
Paul B. Ghaffari                  Managing Director
Gordon S. Gray                    Managing Director
Marianne Laing Hay                Managing Director (MSAM) - UK
Gary D. Latainer                  Managing Director
Mahmoud A. Mamdani                Managing Director
Robert L. Meyer                   Managing Director
Russell C. Platt                  Managing Director
Robert A. Sargent                 Managing Director (MSAM) - UK
Bidyut C. Sen                     Managing Director
Vinod R. Sethi                    Managing Director
Dennis G. Sherva                  Managing Director
James L. Tanner                   Managing Director (MSAM) - UK
Richard G. Woolworth, Jr.         Managing Director
Debra M. Aaron                    Principal
Warren Ackerman III               Principal
Robert E. Angevine                Principal
Suzanne S. Akers                  Principal
Gerald P. Barth-Wehrenalp         Principal
Theodore R. Bigman                Principal
Francine J. Bovich                Principal
Stuart J. M. Breslow              Principal
Andrew C. Brown                   Principal (MSAM) - UK
Jeffrey P. Brown                  Principal
Frances Campion                   Principal (MSAM) - UK
Terence P. Carmichael             Principal
Arthur Certosimo                  Principal

Stephen C. Cordy                  Principal
Jacqueline A. Day                 Principal (MSAM) - UK
Raye L. Dube                      Principal
Abigail Jones Feder               Principal
Eugene Flood, Jr.                 Principal
Thomas C. Frame                   Principal
James Wayne Grisham               Principal
Perry E. Hall II                  Principal
Ruth A. Hughes-Guden              Principal
Margaret Kinsley Johnson          Principal
Michael F. Klein                  Principal
Michael B. Kushma                 Principal
Khoon-Min Lim                     Principal
Marianne J. Lippmann              Principal
Yvonne Longley                    Principal (MSAM) - UK
Andrew Mack                       Principal (MSAM) - UK
Gary J. Mangino                   Principal
Jeffrey Margolis                  Principal
M. Paul Martin                    Principal
Walter Maynard, Jr.               Principal
Margaret P. Naylor                Principal (MSAM) - UK
Yoshiro Okawa                     Principal (MSAM) - Tokyo
Christopher G. Petrow             Principal
Narayan Ramachandran              Principal
Gail Hunt Reeke                   Principal
Christine I. Reilly               Principal
Stefano Russo                     Principal (MSAM) - Milan
Bruce R. Sandberg                 Principal
Kiat Seng Seah                    Principal (MSAM) - Singapore
Stephen C. Sexauer                Principal
Robert M. Smith                   Principal
Kunihiko Sugio                    Principal (MSAM) - Tokyo
Ann D. Thivierge                  Principal
Philip W. Winters                 Principal
Alford E. Zick, Jr.               Principal
Maryann Savadelis Agre            Vice President
Peter Aliprantis                  Vice President
Jeffrey Alvino                    Vice President
Alistair Anderson                 Vice President
William S. Auslander              Vice President
Kimberly L. Austin                Vice President
Marshall T. Bassett               Vice President
Christopher Blair                 Vice President
Richard Boon                      Vice President
Geraldine Boyle                   Vice President
Paul Boyne                        Vice President
L. Kenneth Brooks                 Vice President
Jonathan Paul Buckeridge          Vice President (MSAM) - Melbourne
Carl Kuo-Wei Chien                Vice President (MSAM) - Hong Kong
Lori A. Cohane                    Vice President
James Colmenares                  Vice President
Kate Cornish-Bowden               Vice President (MSAM) - UK
Nikhil Dhaon                      Vice President
Christine H. du Bois              Vice President
Richard S. Farden                 Vice President
Daniel E. Fox                     Vice President
Karen T. Frost                    Vice President (MSAM) - UK
Lisa Gallo                        Vice President
Josephine M. Glass                Vice President
Charles A. Golden                 Vice President
Dimitri Goulandris                Vice President
James A. Grasselino               Vice President

Kenneth John Greig                Vice President (MSAM) - UK
Maureen A. Grover                 Vice President
Michael Hewett                    Vice President
Kenneth R. Holley                 Vice President
Holly D. Hopps                    Vice President
Etsuko Fuseya Jennings            Vice President
Donald B. Johnston                Vice President
Jaideep Khanna                    Vice President
Peter L. Kirby                    Vice President
George Koshy                      Vice President
Paul Koske                        Vice President
Daniel R. Lascano                 Vice President
Arthur J. Lev                     Vice President
Valerie Y. Lewis                  Vice President
Jane Likins                       Vice President (MSAM) - UK
William David Lock                Vice President (MSAM) - UK
Gordon W. Loery                   Vice President
Paula J. Morgan                   Vice President (MSAM) - UK
Nancy Morton                      Vice President
Clare K. Mutone                   Vice President
Terumi Nagata                     Vice President (MSAM) - Tokyo
Bradley Okita                     Vice President
Martin O. Pearce                  Vice President (MSAM) - UK
Alexander A. Pena                 Vice President
Anthony J. Pesce                  Vice President
David J. Polansky                 Vice President
Karen Post                        Vice President
Akash Prakash                     Vice President (MSAM) - Muabai
Gregg A. Robinson                 Vice President
Gerald D. Rubin                   Vice President
Donald P. Ryan                    Vice President
Neil Siegel                       Vice President
Ashutosh Sinha                    Vice President
Andy B. Skov                      Vice President
Michael James Smith               Vice President (MSAM) - UK
Kim I. Spellman                   Vice President
Joseph P. Stadler                 Vice President
Christian K. Stadlinger           Vice President
Catherine Steinhardt              Vice President
Ram K. Sundaram                   Vice President
Keiko Tamaki-Kuroda               Vice President
Shunso Tatsumi                    Vice President
Louise Teeple                     Vice President
Joseph Y.S. Tern                  Vice President (MSAM) Singapore
Landon Thomas                     Vice President
Richard Boon Hwee Toh             Vice President (MSAM) Singapore
K.N. Vaidyanathan                 Vice President (MSAM) Muabai
Dennis J. Walsh                   Vice President
Jacob Walthour                    Vice President
Kevin V. Wasp                     Vice President
Patricia Woo                      Vice President
Harold J. Schaaff, Jr.            Principal
                                  General Counsel and Secretary
Eileen K. Murray                  Treasurer
Madeline D. Barkhorn              Assistant Secretary
Charlene R. Herzer                Assistant Secretary


          In addition, MSAM acts as investment adviser to the following registered investment companies: American Advantage International Equity Fund; certain portfolios of The Enterprise Group of Funds, Inc.; Fountain Square International Equity Fund; General American Capital Co.; The Latin American Discovery Fund, Inc.; certain portfolios of The Legends Fund, Inc.; The Malaysia Fund, Inc.; Morgan Stanley Africa Investment Fund, Inc.; Morgan Stanley Asia-Pacific Fund, Inc.; Morgan Stanley Emerging Markets Debt Fund, Inc.; Morgan Stanley Emerging Markets Fund, Inc.; Morgan Stanley Global Opportunity Bond Fund, Inc.; all funds of Morgan Stanley Strategic Adviser Fund, Inc.; The Morgan Stanley High Yield Fund, Inc.; Morgan Stanley India Investment Fund, Inc.; Morgan Stanley Russia & New Europe Fund, Inc.; certain portfolios of Morgan Stanley Universal Funds, Inc.; The Pakistan Investment

Fund, Inc.; PCS Cash Fund, Inc.; The Thai Fund, Inc.; The Turkish Investment Fund, Inc.; Principal Aggressive Growth Fund, Inc.; Principal Asset Allocation Fund, Inc.; certain portfolios of the SunAmerica Series Trust and certain portfolios of the Fortis Series Fund.


ITEM 29.  PRINCIPAL UNDERWRITERS
          ----------------------

          Morgan Stanley & Co. Incorporated ("MS&Co.") is distributor for Morgan Stanley Institutional Fund, Inc. The information required by this
Item 29 with respect to each Director and officer of MS&Co. is incorporated by reference to Schedule A of Form BD filed by MS&Co. pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-15869).


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS
          --------------------------------

          The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940 and the rules promulgated thereunder are maintained in the physical possession of the Registrant; Registrant's Transfer Agent, Chase Global Funds Services Company, P.O. Box 2798,
Boston, Massachusetts 02208-2798; MSAM; MS&Co.; and the Registrant's custodian banks, including sub-custodians.

ITEM 31.  MANAGEMENT SERVICES
          -------------------

          The Registrant has entered into a Service Agreement with The Chase Manhattan Bank, successor in interest to United States Trust Company of
New York, which was filed as Exhibit No. 9(b) to Post-Effective Amendment No. 25 to the Fund's Registration Statement and is incorporated herein by reference.

ITEM 32.  UNDERTAKINGS
          ------------

          1. Registrant hereby undertakes to file a post-effective amendment containing reasonably current financial statements, which need not be certified, for the China Growth, Mortgage-Backed Securities and MicroCap Portfolios within four to six months of their effective date or the commencement of operations, whichever is later.

          2. Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Directors of his or their desire to communicate with other Shareholders of the Fund, the Directors will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

                                      SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on January 30, 1998.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC.


                              By:  /s/ Michael F. Klein
                                   ----------------------------
                                   Michael F. Klein
                                   President and Director


          Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                          TITLE                    DATE


/s/ Michael F. Klein               Director, President      January 30, 1998
-------------------------------    (Principal Executive
Michael F. Klein                   Officer)


* /s/ Barton M. Biggs              Director (Chairman)      January 30, 1998
-------------------------------
  Barton M. Biggs


* /s/ Fergus Reid                  Director                 January 30, 1998
-------------------------------
  Fergus Reid


* /s/ Frederick D. Robertshaw      Director                 January 30, 1998
-------------------------------
  Frederick O. Robertshaw


* /s/ Andrew McNally IV            Director                 January 30, 1998
-------------------------------
  Andrew McNally IV


* /s/ John D. Barrett II           Director                 January 30, 1998
-------------------------------
  John D. Barrett II


* /s/ Gerard E. Jones              Director                 January 30, 1998
-------------------------------
  Gerard E. Jones


* /s/ Samuel T. Reeves             Director                 January 30, 1998
-------------------------------
  Samuel T. Reeves


* /s/ Joanna M. Haigney            Treasurer                January 30, 1998
-------------------------------    (Principal
  Joanna M. Haigney                Accounting
                                   Officer)


*By: /s/ Michael F. Klein
   ----------------------------
     Michael F. Klein
     Attorney-In-Fact

                                  EXHIBIT INDEX
                                  -------------

  EDGAR
  Exhibit
  Number                      Description

           1(a) Articles of Amendment and Restatement are incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on October 13, 1995.

            (b)     Articles Supplementary to Registrant's Articles of
                    Amendment and Restatement (reclassifying shares) is incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 24, 1996.

            (c)     Articles Supplementary to Registrant's Articles of
                    Amendment and Restatement (adding new Technology Portfolio) is incorporated by reference to Post-Effective Amendment
                    No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 24, 1996.

            (d) Form of Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding U.S. Equity Plus Portfolio), is incorporated by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 7, 1997.

EX-99.B     (e)     Form of Articles Supplementary to Registrant's Articles of
                    Amendment and Restatement (adding European Real Estate and
                    Asian Real Estate Portfolios), is incorporated by reference to Post-Effective Amendment No.36 to the Registrant's Registration Statement on Form N-1A (File
                    Nos. 33-23166 and 811-5624), as filed with the SEC via
                    EDGAR on June 23, 1997.

           2 Amended and Restated By-laws are incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on February 28, 1997.

           4 Registrant's Form of Specimen Security was previously filed and is incorporated herein by reference.

           5   (a)  Investment Advisory Agreement between Registrant and Morgan
                    Stanley Asset Management Inc. is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (b)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc.  (adding
                    Registrant's Equity, Balanced and Fixed Income Portfolios) is incorporated by reference to Post-Effective Amendment No.
                    25 to the Registrant's Registration Statement on Form N-1A
                    (File Nos. 33-23166 and 811-5624), as filed with the SEC via
                    EDGAR on August 1, 1995.

           5   (c)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Global Equity, Global Fixed Income, European Equity and
                    Equity Growth Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (d)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Asian Equity Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (e)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Active Country Allocation Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form

                    N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (f)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Emerging Markets, High Yield and International Small Cap
                    Portfolios) is incorporated by reference to Post-Effective
                    Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (g)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Small Cap Value Equity Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos.
                    33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (h)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Emerging Markets Debt, Mortgage-Backed Securities,
                    Municipal Bond and Japanese Equity Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A
                    (File Nos. 33-23166 and 811-5624), as filed with the SEC via
                    EDGAR on August 1, 1995.

           5   (i)  Sub-Advisory Agreement among Registrant, Morgan Stanley
                    Asset Management Inc. and Sun Valley Gold Company (with respect to the Gold Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (j)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the China Growth Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (k)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Latin American Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (l)  Withdrawn.

           5   (m)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Aggressive Equity and U.S. Real Estate Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A
                    (File Nos. 33-23166 and 811-5624), as filed with the SEC via
                    EDGAR on August 1, 1995.

           5   (n)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the MicroCap Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (o)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the International Magnum Portfolio) is incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement of Form N-1A (File Nos.
                    33-23166 and 811-5624), as filed with the SEC via EDGAR on November 3, 1995.

           5   (p)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Technology Portfolio), is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on February 28, 1997.

           5   (q)  Form of Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding
                    U.S. Equity Plus Portfolio), is incorporated by reference to Post-Effective Amendment No. 35 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on May 7, 1997.


EX-99.B    5   (r)  Form of Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding
                    European Real Estate and Asian Real Estate Portfolios), is incorporated by reference to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A
                    (File Nos. 33-23166 and 811-5624), as filed with the SEC via
                    EDGAR on June 23, 1997.


           6   (a)  Distribution Agreement between Registrant and Morgan Stanley
                    & Co. Incorporated is incorporated by reference to Post-
                    Effective Amendment No. 25 to the Registrant's Registration
                    Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           6   (b)  Supplement to Distribution Agreement between Registrant and
                    Morgan Stanley & Co. Incorporated is incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File Nos.
                    33-23166 and 811-5624), as filed with the SEC via EDGAR on April 29, 1996.

           8   (a)  Mutual Fund Custody Agreement (Domestic Custody Agreement)
                    between Registrant and United States Trust Company of New
                    York dated March 10, 1994 is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           8   (b)  Registrant's Custody Agreement (International), dated July
                    31, 1989, as amended is incorporated by reference to Post-
                    Effective Amendment No. 25 to the Registrant's Registration
                    Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           8   (c)  Amendment dated April 22, 1996 to Registrant's Custody
                    Agreement (International), dated July 31, 1989, is incorporated by reference to Post-Effective Amendment No.
                    30 to the Registrant's Registration Statement on Form
                    N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 24, 1996.

           9   (a)  Administration Agreement between Registrant and Morgan
                    Stanley Asset Management Inc. (the "MSAM Administration
                    Agreement") is incorporated by reference to Post-Effective
                    Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          9    (b)  U.S. Trust Administration Agreement is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos.
                    33-23166 and 811-5624), as filed
                    with the SEC via EDGAR on August 1, 1995.

          10 Opinion of Counsel is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B   11        Consent of Independent Accountants is incorporated by
                    reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File
                    Nos. 33-23166 and 811-5624), as filed with the SEC via
                    EDGAR on May 1, 1997.

          13 Purchase Agreement is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          15        Plan of Distribution Pursuant to Rule 12b-1 for
                    Class B Shares (the "Class B Plan") of the Active Country Allocation Portfolio is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on February 28, 1997. The following Class B Plans have been omitted because they are substantially identical to the one incorporated by reference herein. The omitted Class B Plans differ from the Class B Plan incorporated by reference herein only with respect to the portfolio to which the Class B Plan relates: Fixed Income, Global Fixed Income, Municipal Bond, Mortgage-Backed Securities, High Yield, Money Market, Municipal Money Market, Small Cap Value Equity, Value Equity, Balanced, Gold, Global Equity, International Equity, International Small Cap, Asian
                    Equity, European Equity, Japanese Equity, Latin American, Emerging Markets, Emerging Markets Debt, China Growth, Equity Growth, Emerging Growth, MicroCap, Aggressive Equity, U.S. Real Estate, International Magnum Technology, U.S. Equity Plus, European Real Estate and Asian Real Estate Portfolios.

          16 Schedule of Computation of Performance Information is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          19 Registrant's Rule 18f-3 Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A
                    (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on February 28, 1997.

          24 Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.


          27        Financial Data Schedules for the periods ended
                    December 31, 1997 and December 31, 1996 are filed herewith.


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